ORGANIZATION AND BASIS OF PRESENTATION (Details Textual) - USD ($)			1 Months Ended		2 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	May 09, 2016	Oct. 09, 2015	Apr. 30, 2012	Oct. 31, 2010	May 31, 2016	Nov. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012	Apr. 30, 2016	May 01, 2015	Sep. 30, 2014
Summary Of Significant Accounting Policies [Line Items]
Assets, Total							$ 5,568,579		$ 5,568,579		$ 5,346,370	$ 7,072,537
Liabilities, Total							4,698,341		4,698,341		2,814,744	1,208,582
Net Income (Loss) Attributable to Parent, Total							(3,511,640)	$ (2,859,953)	(8,022,516)	$ (5,881,759)	(7,209,145)	(9,750,813)
Research and Development Expense, Total							84,996	58,738	170,613	201,020	375,817	610,329
Allowance for Doubtful Accounts Receivable											$ 0	19,675
Common Stock Issuance Price Per Share					$ 0.25	$ 0.10					$ 0.10
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.25	$ 0.10					$ 0.10			$ 0.001		$ 0.50
Convertible Notes Payable						$ 2,000,000	$ 0		$ 0		$ 1,899,699	0
Share Price							$ 0.161		$ 0.161		$ 0.0306				$ 10.00
Fair Value Assumptions, Weighted Average Volatility Rate									172.95%		102.00%
Fair Value Assumptions, Risk Free Interest Rate									1.01%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period											5 years
Fair Value Adjustment of Warrants					$ 218,786				$ 3,999,298		$ 439,361
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Change in Unrealized Gain (Loss)									3,341,151		187,932
Debt Instrument, Face Amount		$ 2,500,000
Class Of Warrant Or Right Exercisable Number	1,312,000	25,000,000
Unrealized Gain (Loss) on Derivatives							$ 70,908	$ 0	$ (3,341,151)	$ 0	$ 187,932	$ 0
Blacks choles Option Pricing Model [Member]
Summary Of Significant Accounting Policies [Line Items]
Share Price							$ 0.175		$ 0.175
Fair Value Assumptions, Weighted Average Volatility Rate						102.00%			178.00%
Fair Value Assumptions, Risk Free Interest Rate									1.24%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period						5 years			5 years
Warrant [Member]
Summary Of Significant Accounting Policies [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.25	$ 0.10
Fair Value Assumptions, Weighted Average Volatility Rate		0.25%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period											5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years	5 years
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life											5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights							0.038		$ 0.038
Share Price					$ 0.169	$ 0.031					$ 0.031
Fair Value Assumptions, Weighted Average Volatility Rate					169.00%
Fair Value Assumptions, Risk Free Interest Rate					1.22%	1.14%					1.14%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period									4 years 3 months 11 days		4 years 9 months 7 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term					5 years
Minimum [Member] | Warrant [Member]
Summary Of Significant Accounting Policies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term									1 year 6 months		1 year 6 months
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life											7 years
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.179		$ 0.179
Share Price					$ 0.195	$ 0.058					$ 0.058
Fair Value Assumptions, Weighted Average Volatility Rate					178.00%
Fair Value Assumptions, Risk Free Interest Rate					1.35%	1.75%					1.75%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period									4 years 9 months 22 days		4 years 10 months 6 days
Maximum [Member] | Warrant [Member]
Summary Of Significant Accounting Policies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term									2 years 6 months		5 years
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage							66.00%		64.00%		67.50%	87.00%
Number Of Major Customers											2	2
Customer One [Member] | Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage							39.00%		32.00%
Customer Two [Member] | Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage							14.00%		19.00%
Customer Three [Member] | Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage							13.00%		14.00%
Major Customer Number One [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage									56.00%
Major Customer Number One [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage											56.30%	77.00%
Major Customer Number Two [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage											11.20%	10.00%
Empire Technologies LLC [Member]
Summary Of Significant Accounting Policies [Line Items]
Variable Interest Entity Ownership Percentage Sold			50.00%
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage				50.00%
Payments to Acquire Businesses and Interest in Affiliates, Total			$ 10
Noncontrolling Interest, Ownership Percentage by Parent											100.00%
Assets, Total											$ 0	$ 0
Liabilities, Total											0	$ 0
Couponicate [Member]
Summary Of Significant Accounting Policies [Line Items]
Assets, Total											0
Liabilities, Total											0
Sale of Stock, Percentage of Ownership after Transaction													19.50%
Net Income (Loss) Attributable to Parent, Total											$ 0